Portfolio of Investments
Columbia Seligman Communications and Information Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 10.9%
Broadcasting 1.6%
Discovery, Inc., Class A(a)	3,930,600	101,016,420
Total Broadcasting		101,016,420
Integrated Telecommunication Services 0.2%
Ooma, Inc.(a)	942,275	12,089,388
Total Integrated Telecommunication Services		12,089,388
Interactive Home Entertainment 2.1%
Activision Blizzard, Inc.	2,075,508	120,649,280
Sciplay Corp., Class A(a),(b)	1,203,433	10,879,034
Total Interactive Home Entertainment		131,528,314
Interactive Media & Services 7.0%
Alphabet, Inc., Class A(a)	192,525	257,839,106
Alphabet, Inc., Class C(a)	143,701	192,463,061
Total Interactive Media & Services		450,302,167
Total Communication Services		694,936,289
Consumer Discretionary 0.3%
Internet & Direct Marketing Retail 0.3%
Etsy, Inc.(a)	354,500	20,493,645
Total Internet & Direct Marketing Retail		20,493,645
Total Consumer Discretionary		20,493,645
Industrials 1.0%
Heavy Electrical Equipment 0.8%
Bloom Energy Corp., Class A(a),(b)	5,518,700	50,054,609
Total Heavy Electrical Equipment		50,054,609
Research & Consulting Services 0.2%
Nielsen Holdings PLC	827,000	15,059,670
Total Research & Consulting Services		15,059,670
Total Industrials		65,114,279
Information Technology 85.7%
Application Software 9.7%
Cerence, Inc.(a),(b)	1,990,242	43,208,154
Cerence, Inc.(a)	462,421	10,039,160
Cornerstone OnDemand, Inc.(a)	515,657	21,157,407
Dropbox, Inc., Class A(a)	3,476,821	68,006,619
Nuance Communications, Inc.(a)	1,589,053	34,355,326
Salesforce.com, Inc.(a)	609,751	103,901,570
Common Stocks (continued)
Issuer	Shares	Value ($)
Splunk, Inc.(a)	216,063	31,832,562
Synopsys, Inc.(a)	1,761,833	243,009,626
TeamViewer AG(a)	833,649	30,157,837
Verint Systems, Inc.(a)	689,787	37,855,510
Total Application Software		623,523,771
Communications Equipment 2.7%
Arista Networks, Inc.(a)	200,161	38,655,092
Cisco Systems, Inc.	601,500	24,017,895
CommScope Holding Co., Inc.(a)	1,901,500	20,935,515
F5 Networks, Inc.(a)	302,200	36,248,890
Plantronics, Inc.(b)	2,023,300	27,779,909
Telefonaktiebolaget LM Ericsson, ADR	2,888,100	23,220,324
Total Communications Equipment		170,857,625
Data Processing & Outsourced Services 9.3%
Euronet Worldwide, Inc.(a)	155,990	19,349,000
Fidelity National Information Services, Inc.	743,000	103,811,960
Fiserv, Inc.(a)	691,400	75,611,504
Genpact Ltd.	1,458,563	56,096,333
Global Payments, Inc.	349,089	64,221,903
Pagseguro Digital Ltd., Class A(a)	1,645,394	51,616,010
Visa, Inc., Class A	1,220,800	221,892,608
Total Data Processing & Outsourced Services		592,599,318
Internet Services & Infrastructure 1.4%
GoDaddy, Inc., Class A(a)	1,304,337	91,277,503
Total Internet Services & Infrastructure		91,277,503
IT Consulting & Other Services 0.4%
DXC Technology Co.	1,103,300	26,600,563
Total IT Consulting & Other Services		26,600,563
Semiconductor Equipment 17.0%
Advanced Energy Industries, Inc.(a)	1,185,400	70,501,665
Applied Materials, Inc.	3,715,100	215,921,612
Lam Research Corp.	1,769,970	519,362,297
Teradyne, Inc.	4,058,068	238,452,076
Xperi Corp.(b)	2,770,674	47,627,886
Total Semiconductor Equipment		1,091,865,536
Columbia Seligman Communications and Information Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors 22.8%
Broadcom, Inc.	1,179,001	321,419,253
Infineon Technologies AG	4,052,900	86,503,597
Inphi Corp.(a)	898,458	67,078,874
Intel Corp.	744,600	41,340,192
Marvell Technology Group Ltd.(c)	8,613,666	183,471,086
Micron Technology, Inc.(a)	4,429,096	232,793,286
NXP Semiconductors NV	1,018,000	115,736,420
ON Semiconductor Corp.(a)	8,108,988	151,313,716
Qorvo, Inc.(a)	251,404	25,286,214
Rambus, Inc.(a)	931,900	13,027,962
Renesas Electronics Corp.(a)	10,608,600	64,608,167
SMART Global Holdings, Inc.(a)	729,723	19,585,765
Synaptics, Inc.(a),(b)	2,085,653	137,757,381
Total Semiconductors		1,459,921,913
Systems Software 11.4%
Fortinet, Inc.(a)	1,459,086	148,914,317
Microsoft Corp.	1,422,800	230,507,828
Oracle Corp.	1,874,500	92,712,770
Palo Alto Networks, Inc.(a)	506,100	93,436,182
SailPoint Technologies Holding, Inc.(a)	1,239,190	31,376,291
Symantec Corp.	3,777,175	71,879,640
TiVo Corp.(b)	8,044,800	60,899,136
Total Systems Software		729,726,164
Technology Hardware, Storage & Peripherals 11.0%
Apple, Inc.(c)	1,269,300	346,975,848
Dell Technologies, Inc.(a)	932,700	37,737,042
NetApp, Inc.	3,165,900	147,910,848
Western Digital Corp.(c)	3,118,900	173,286,084
Total Technology Hardware, Storage & Peripherals		705,909,822
Total Information Technology		5,492,282,215
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.4%
Specialized REITs 0.4%
American Tower Corp.	72,900	16,533,720
SBA Communications Corp.	32,300	8,562,407
Total Specialized REITs		25,096,127
Total Real Estate		25,096,127
Total Common Stocks (Cost: $3,968,992,582)		6,297,922,555

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Consumer Finance 0.1%
CommonBond, Inc.(d),(e)	1.000%	2,159,244	7,147,098
Total Financials			7,147,098
Total Preferred Stocks (Cost: $10,000,000)			7,147,098

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(b),(f)	77,188,109	77,188,109
Total Money Market Funds (Cost: $77,180,390)		77,188,109
Total Investments in Securities (Cost $4,056,172,972)		6,382,257,762
Other Assets & Liabilities, Net		24,695,047
Net Assets		$6,406,952,809

At February 29, 2020, securities and/or cash totaling $124,146,188 were pledged as collateral.
2	Columbia Seligman Communications and Information Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 29, 2020 (Unaudited)
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Deutsche Bank	USD	(27,527,352)	(1,007)	350.00	1/15/2021	(1,354,295)	(886,160)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(18,441,540)	(8,658)	35.00	1/15/2021	(882,761)	(523,809)
Microsoft Corp.	Deutsche Bank	USD	(15,018,327)	(927)	200.00	3/13/2020	(109,788)	(10,197)
Western Digital Corp.	Deutsche Bank	USD	(24,979,776)	(4,496)	90.00	1/15/2021	(1,669,579)	(487,816)
Total							(4,016,423)	(1,907,982)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(37,967,250)	(17,825)	17.00	01/15/2021	(2,441,282)	(3,181,763)
Western Digital Corp.	Deutsche Bank	USD	(24,990,888)	(4,498)	40.00	01/15/2021	(1,425,263)	(1,641,770)
Total							(3,866,545)	(4,823,533)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Bloom Energy Corp., Class A ‡
	—	5,518,700	—	5,518,700	—	21,993,232	—	50,054,609
Cerence, Inc. ‡
	—	2,192,669	(202,427)	1,990,242	919,919	11,811,158	—	43,208,154
Columbia Short-Term Cash Fund, 1.641%
	46,382,056	1,303,893,134	(1,273,087,081)	77,188,109	7,798	7,719	1,489,705	77,188,109
Electronics for Imaging, Inc. †
	3,490,185	—	(3,490,185)	—	28,778,438	(27,750,770)	—	—
Plantronics, Inc. ‡
	—	2,042,000	(18,700)	2,023,300	136,155	(22,079,519)	446,340	27,779,909
Sciplay Corp., Class A ‡
	635,133	602,700	(34,400)	1,203,433	(139,606)	(5,064,236)	—	10,879,034
Synaptics, Inc.
	2,899,448	—	(813,795)	2,085,653	5,877,410	102,985,374	—	137,757,381
TiVo Corp. ‡
	5,677,100	2,367,700	—	8,044,800	—	(57,942,336)	908,336	60,899,136
Xperi Corp. ‡
	537,700	2,232,974	—	2,770,674	—	(8,516,262)	754,039	47,627,886
Total					35,580,114	15,444,360	3,598,420	455,394,218

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

Columbia Seligman Communications and Information Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 29, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2020, the total value of these securities amounted to $7,147,098, which represents 0.11% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at February 29, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Seligman Communications and Information Fund | Quarterly Report 2020